UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Activities:
Net income (loss)	$ (158.3)	$ (7.8)	$ (106.9)	$ (8.9)	$ (6.1)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	8.8	8.0	15.6	17.9	18.1
Amortization of films and television programs	717.9	636.7	1,347.8	1,649.3	1,497.5
Non-cash charge from the modification of an equity award (see Note 11)			49.2	0.0	0.0
Content impairments			12.8	5.9	0.0
Other impairments	18.5	0.0
Amortization of debt financing costs and other non-cash interest	16.6	12.9	25.1	21.8	46.5
Non-cash share-based compensation	32.5	29.5	62.5	73.4	70.2
Other amortization	29.5	19.8	46.0	59.9	82.5
Loss on extinguishment of debt	1.5	0.0	1.3	1.3	3.4
Equity interests (income) loss	(0.8)	(1.5)	(8.7)	(0.5)	3.0
Gain on investments, net			(3.5)	(44.0)	(1.3)
Loss on investments, net	0.0	1.7
Deferred income taxes	6.1	0.4	(4.4)	1.6	1.2
Changes in operating assets and liabilities:
Proceeds from the termination of interest rate swaps			0.0	188.7	0.0
Accounts receivable, net	287.9	134.4	84.9	(136.7)	(33.0)
Investment in films and television programs, net			(1,120.5)	(1,568.4)	(1,750.1)
Other assets	(9.6)	(12.8)	16.5	(44.9)	(207.0)
Accounts payable and accrued liabilities	(118.0)	(85.3)	(48.8)	57.4	(40.6)
Content related payables	(11.0)	(5.9)	(24.5)	(10.7)	4.0
Deferred revenue	245.0	28.8	3.2	(24.5)	(4.8)
Participations and residuals	(57.3)	36.7	26.8	138.3	(73.4)
Due from Starz Business	(125.1)	29.7	114.5	(30.8)	(45.1)
Investment in films and television programs, net	(1,083.9)	(551.8)
Net Cash Flows Provided By (Used In) Operating Activities	(199.7)	273.5	488.9	346.1	(435.0)
Investing Activities:
Purchase of eOne, net of cash acquired (see Note 2)			(331.1)	0.0	0.0
Proceeds from the sale of equity method and other investments			5.2	46.3	1.5
Net proceeds from purchase price adjustments for eOne acquisition (see Note 3)	12.0	0.0
Proceeds from the sale of other investments	0.0	0.2
Distributions from equity method investees and other			0.8	1.9	7.2
Increase in loans receivable	0.0	(2.1)	(3.7)	0.0	(4.3)
Capital expenditures			(9.9)	(6.5)	(6.1)
Investment in equity method investees and other	(2.0)	(11.3)	(13.3)	(17.5)	(14.0)
Acquisition of assets (film library and related assets)	(35.0)	0.0	0.0	0.0	(161.4)
Purchases of accounts receivables held for collateral	0.0	(85.6)	(85.5)	(183.7)	(172.9)
Receipts of accounts receivables held for collateral	0.0	94.2	105.7	190.8	169.3
Capital expenditures	(8.6)	(3.5)	(9.9)	(6.5)	(6.1)
Net Cash Flows Used In Investing Activities	(33.6)	(8.1)	(331.8)	31.3	(180.7)
Financing Activities:
Debt - borrowings, net of debt issuance and redemption costs			3,145.0	1,523.0	1,494.3
Settlement of financing component of interest rate swaps			0.0	(134.5)	(28.5)
Distributions to noncontrolling interest	(0.6)	(0.6)	(1.7)	(7.6)	(1.5)
Debt - borrowings, net of debt issuance costs	2,537.4	1,084.5
Debt - repurchases and repayments	(2,448.8)	(1,104.1)	(2,611.4)	(1,745.8)	(1,629.5)
Film related obligations - borrowings	1,152.6	813.9	1,820.8	1,584.7	1,083.0
Film related obligations - repayments	(1,236.0)	(1,028.0)	(1,942.9)	(956.5)	(272.6)
Purchase of noncontrolling interest	(7.4)	(0.6)	(194.6)	(36.5)	0.0
Parent net investment	(94.6)	(63.2)	(290.1)	(621.3)	(119.7)
Tax withholding required on equity awards	(18.7)	0.0
Proceeds from Business Combination, net	283.1	0.0
Net Cash Flows Provided By (Used In) Financing Activities	167.0	(298.1)	(74.9)	(394.5)	525.5
Net Change In Cash, Cash Equivalents and Restricted Cash	(66.3)	(32.7)	82.2	(17.1)	(90.2)
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash	2.3	(0.4)	0.8	(1.8)	(0.8)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period	334.4	251.4	251.4	270.3	361.3
Cash, Cash Equivalents and Restricted Cash - End Of Period	270.4	218.3	334.4	251.4	270.3
Starz Business of Lions Gate Entertainment Corp
Operating Activities:
Net income (loss)	(26.4)	(835.2)	(915.2)	(1,871.0)	(155.3)
Less: Net income (loss) from discontinued operations, net of tax	3.1	(88.0)	(110.6)	(535.1)	(125.3)
Net income (loss) from continuing operations, net of tax	(29.5)	(747.2)	(804.6)	(1,335.9)	(30.0)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	82.8	77.9	161.8	155.7	152.6
Amortization of films and television programs	331.1	327.0	626.5	645.0	593.0
Content impairments	(4.7)	126.2	213.1	87.6	0.0
Other impairments	7.1	3.8	5.4
Amortization of debt financing costs and other non-cash interest	1.4	1.6	3.2	3.9	3.9
Non-cash share-based compensation	9.6	13.0	24.6	25.7	28.0
Other amortization	3.6	4.0	7.5	9.2	10.1
Goodwill and intangible asset impairment	0.0	663.9	663.9	1,261.7	0.0
Loss on extinguishment of debt	4.9	(21.2)	(21.2)	(58.7)	24.8
Deferred income taxes	(1.1)	(78.3)	(60.5)	(25.1)	(1.8)
Changes in operating assets and liabilities:
Accounts receivable, net	(33.1)	(27.0)	(34.9)	(2.7)	(2.7)
Programming content	(497.1)	(322.4)	(747.5)	(915.5)	(865.8)
Other assets	1.3	0.6	(1.4)	(6.2)	(1.2)
Accounts payable and accrued liabilities	(22.1)	0.9	(79.6)	(12.9)	(23.6)
Residuals	(1.1)	0.3	2.2	7.0	2.1
Content related payables	(11.0)	140.8	32.3	(37.6)	24.2
Deferred revenue	0.9	2.2	5.9	0.1	7.1
Due to LG Studios Business	146.3	(95.0)	14.6	14.5	5.6
Net Cash Flows Provided By (Used In) Operating Activities - Continuing Operations	(17.8)	67.2	5.9	(184.2)	(73.7)
Net Cash Flows Used In Operating Activities - Discontinued Operations	(6.6)	(17.5)	(137.7)	(254.1)	(161.2)
Net Cash Flows Provided By (Used In) Operating Activities	(24.4)	49.7	(131.8)	(438.3)	(234.9)
Investing Activities:
Increase in the LG Studios Business loan receivable	(176.7)	0.0
Decrease in the LG Studios Business loan receivable	96.3	0.0
Proceeds from the sale of Pantaya			0.0	0.0	123.6
Capital expenditures	(9.6)	(11.4)	(20.4)	(34.3)	(19.8)
Net Cash Flows Used In Investing Activities - Continuing Operations	(90.0)	(11.4)	(20.4)	(34.3)	103.8
Net Cash Flows Used In Investing Activities - Discontinued Operations	0.0	(3.4)	(4.4)	(8.2)	(7.2)
Net Cash Flows Used In Investing Activities	(90.0)	(14.8)	(24.8)	(42.5)	96.6
Financing Activities:
Debt - borrowings, net of debt issuance and redemption costs	176.8	0.0	0.0	0.0	954.1
Debt - repurchases and repayments	(216.5)	(61.4)	(61.4)	(135.0)	(1,064.3)
Film related obligations - borrowings	121.5	129.7	189.7	103.9	95.3
Film related obligations - repayments	(53.8)	(144.9)	(272.5)	(116.5)	0.0
Other financing advances			0.0	0.0	75.0
Other financing repayments			0.0	0.0	(75.0)
Parent net investment	65.4	(13.6)	129.5	347.7	(70.9)
Net Cash Flows Provided By (Used In) Financing Activities - Continuing Operations	93.4	(90.2)	(14.7)	200.1	(85.8)
Net Cash Flows Provided By (Used In) Financing Activities - Discontinued Operations	2.8	44.6	146.7	228.0	171.1
Net Cash Flows Provided By (Used In) Financing Activities	96.2	(45.6)	132.0	428.1	85.3
Net Change In Cash, Cash Equivalents and Restricted Cash	(18.2)	(10.7)	(24.6)	(52.7)	(53.0)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period	37.0	61.6	61.6	114.3	167.3
Cash, Cash Equivalents and Restricted Cash - End Of Period	$ 18.8	$ 50.9	$ 37.0	$ 61.6	$ 114.3